MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Property, Plant and Equipment (Details) - Top of range	12 Months Ended
Dec. 31, 2023
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years